Summary of significant accounting and reporting policies - Equity Method Investments (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
CIBC Mellon
Schedule of Equity Method Investments [Line Items]
Percentage ownership	50.00%
Book value	$ 550
Siguler Guff
Schedule of Equity Method Investments [Line Items]
Percentage ownership	20.00%
Book value	272
ConvergEx
Schedule of Equity Method Investments [Line Items]
Percentage ownership	33.90%	[1]
Book value	$ 105	[1]
Minimum
Schedule of Equity Method Investments [Line Items]
Percentage ownership	20.00%

[1]	In addition to the common ownership interest noted, BNY Mellon also holds an interest in ConvergEx nonvoting Series B preferred units. The book value at Dec. 31, 2014 is reflective of our combined common and preferred interests in ConvergEx